Submission	May 01, 2025
Submission [Line Items]
Central Index Key	0001575965
Registrant Name	Gaming & Leisure Properties, Inc.
Registration File Number	333-286909
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES